Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2020, AS SUPPLEMENTED

Effective March 1, 2021, the Board of Trustees of William Blair Funds has approved a reduction in the Management Fee for the Small Cap Value Fund (the “Fund”) from 0.95% of the Fund’s average daily net assets to 0.75% of the Fund’s average daily net assets. In addition, as of March 1, 2021, William Blair Investment Management, LLC has contractually agreed to limit the Fund’s operating expenses (subject to certain exceptions) to 1.15%, 0.89% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2022. This expense limitation agreement replaces the prior expense limitation agreement as of March 1, 2021. As of March 1, 2021, the information below replaces similar disclosure in the Prospectus under “William Blair Small Cap Value Fund – Fees and Expenses – Annual Fund Operating Expenses” and “William Blair Small Cap Value Fund – Fees and Expenses – Example.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Class R6
Management Fee*	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses	0.46%	0.48%	0.30%

Total Annual Fund Operating Expenses	1.46%	1.23%	1.05%
Fee Waiver and/or Expense Reimbursement**	0.31%	0.34%	0.20%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.15%	0.89%	0.85%

*	The Management Fee has been restated to reflect a reduction to 0.75% of average daily net assets effective March 1, 2021.
**
The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.89% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2022. The Adviser may not terminate this arrangement prior to April 30, 2022 without the approval of the Fund’s Board of Trustees.

***
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this prospectus as a result of a change in the management fee and contractual expense limits.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$117	$431	$768	$1,720
Class I	91	357	643	1,459
Class R6	87	314	560	1,265

William Blair Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2020, AS SUPPLEMENTED

Effective March 1, 2021, the Board of Trustees of William Blair Funds has approved a reduction in the Management Fee for the Small Cap Value Fund (the “Fund”) from 0.95% of the Fund’s average daily net assets to 0.75% of the Fund’s average daily net assets. In addition, as of March 1, 2021, William Blair Investment Management, LLC has contractually agreed to limit the Fund’s operating expenses (subject to certain exceptions) to 1.15%, 0.89% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2022. This expense limitation agreement replaces the prior expense limitation agreement as of March 1, 2021. As of March 1, 2021, the information below replaces similar disclosure in the Prospectus under “William Blair Small Cap Value Fund – Fees and Expenses – Annual Fund Operating Expenses” and “William Blair Small Cap Value Fund – Fees and Expenses – Example.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Class R6
Management Fee*	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses	0.46%	0.48%	0.30%

Total Annual Fund Operating Expenses	1.46%	1.23%	1.05%
Fee Waiver and/or Expense Reimbursement**	0.31%	0.34%	0.20%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.15%	0.89%	0.85%

*	The Management Fee has been restated to reflect a reduction to 0.75% of average daily net assets effective March 1, 2021.
**
The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.89% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2022. The Adviser may not terminate this arrangement prior to April 30, 2022 without the approval of the Fund’s Board of Trustees.

***
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this prospectus as a result of a change in the management fee and contractual expense limits.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$117	$431	$768	$1,720
Class I	91	357	643	1,459
Class R6	87	314	560	1,265

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect a reduction to 0.75% of average daily net assets effective March 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
William Blair Small Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	768
10 Years	rr_ExpenseExampleYear10	$ 1,720
William Blair Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[3]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	357
5 Years	rr_ExpenseExampleYear05	643
10 Years	rr_ExpenseExampleYear10	$ 1,459
William Blair Small Cap Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	560
10 Years	rr_ExpenseExampleYear10	$ 1,265

[1]	The Management Fee has been restated to reflect a reduction to 0.75% of average daily net assets effective March 1, 2021.
[2]	The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.89% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2022. The Adviser may not terminate this arrangement prior to April 30, 2022 without the approval of the Fund’s Board of Trustees.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this prospectus as a result of a change in the management fee and contractual expense limits.